Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2025 USD ($) Holdings	Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manor Investment Funds Inc
Entity Central Index Key	0001003924
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Manor Fund
Shareholder Report [Line Items]
Fund Name	MANOR FUND
Class Name	Manor Fund
Trading Symbol	MNRMX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Fund - MNRMX (the “Fund”) for the period January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

Additional Information [Text Block]	You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334
Additional Information Email	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Fund	$138	1.25%

*Annualized

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The U.S. stock market delivered a strong overall performance in 2025, extending a multi-year bull run and overcoming significant volatility. Major equity benchmarks finished the year with double-digit gains: the S&P 500 rose about +17.9%, the Dow Jones Industrial Average climbed nearly +13.0%, and the Nasdaq Composite led with about +20.4% returns for the year. This ended a year characterized by sharp swings early on as policy uncertainty, trade tensions, and tariff announcements weighed on markets in the first quarter and contributed to temporary declines. However, a combination of strong corporate earnings, continued investor demand for technology and growth stocks, and signs of easing inflation and rate expectations helped markets rebound and sustain gains into year-end. Sector performance varied, with information technology and AI-related equities outperforming while other segments showed more muted gains. Small-cap stocks also produced positive returns, though generally lagged large caps. Overall, 2025 represented the third consecutive year of double-digit U.S. equity returns, making it one of the most enduring bull markets in recent decades.

The Fund, a large-blend mutual fund that seeks long-term capital appreciation and moderate income, also delivered positive performance in 2025, outperforming its category average and posting strong absolute returns. According to recent fund data, The Fund returned about +20.7% for the year ended December 31, 2025, significantly above the category average and ahead of many large-cap peers. This return was somewhat higher than the broader S&P 500 Index’s ~17.9% gain, indicating the fund’s stock selection and sector exposure added incremental performance. Top holdings included a mix of technology (e.g., Microsoft, Applied Materials, Nvidia) and other sectors, which likely contributed to the fund’s relative strength versus the overall market. In summary, 2025 was a robust year for U.S. equities, with major indexes delivering solid double-digit returns despite early-year volatility. The Fund outperformed its category and delivered strong annual gains, reflecting successful positioning within the broader growth environment. Investors in both broad market indexes and diversified active funds like the Fund benefited from continued economic resilience and equity market momentum throughout 2025.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2025

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Fund	20.67%	13.78%	10.78%
Lipper Large Cap Core Index	17.87%	13.75%	14.02%
S&P 500	17.88%	14.42%	14.81%

Net Assets	$ 11,300,000	$ 11,300,000
Holdings Count | Holdings	30	30
Advisory Fees Paid, Amount	$ 76,808
Investment Company, Portfolio Turnover	9.54%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11.3 MILLION	30	9.54%	$76,808

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Applied Materials, Inc.	7.47%
2.	AppLovin Corp.	7.10%
3.	Vertiv Holdings Co	5.40%
4.	Microsoft Corp.	5.21%
5.	Cummins, Inc.	4.61%
6.	JP Morgan Chase & Co.	4.40%
7.	Alphabet, Inc. Class A	4.13%
8.	Booking Holdings, Inc.	3.75%
9.	NVIDIA Corp.	3.65%
10.	Netflix, Inc.	3.62%
	Total % of Net Assets	49.34%

Material Fund Change [Text Block]	MATERIAL FUND CHANGES No material changes occurred during the period ended December 31, 2025.
Updated Prospectus Phone Number	1-800-787-3334
Updated Prospectus Email Address	www.manorfunds.com
Growth Fund
Shareholder Report [Line Items]
Fund Name	MANOR GROWTH FUND
Class Name	Manor Growth Fund
Trading Symbol	MNRGX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Growth Fund - MNRGX (the “Fund”) for the period January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334.
Additional Information Email	www.manorfunds.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Growth Fund	$107	0.99%

*Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The U.S. stock market posted solid gains in 2025, extending its multi-year rally despite bouts of volatility and geopolitical uncertainty. Major benchmarks finished the year with double-digit total returns: the S&P 500 rose approximately 17.9%, the Nasdaq Composite climbed around 20.4%, and the Dow Jones Industrial Average increased roughly 13.0% for the calendar year. These results reflected broad but uneven investor confidence driven by strong corporate earnings, resilient economic growth, and sustained interest in technology and growth stocks. The market faced early-year headwinds, including tariff-related sell-offs and sharp intra-year declines. Nonetheless, markets recovered in the latter half of the year, with technology and AI-linked companies leading performance and contributing significantly to gains across growth-oriented indexes. The third consecutive year of double-digit returns underscored the persistence of the equity bull market, though returns in 2025 were slightly lower than the elevated gains seen in 2023 and 2024.

Against this backdrop, the Fund delivered a positive 2025 result, though more modest than broader market benchmarks. According to fund data, the Fund reported a 1-year total return of about 15.5% as of year-end, including dividends. This performance trailed the Nasdaq and the S&P 500’s stronger gains but still represented a healthy return for a growth-focused actively managed mutual fund. The Fund’s portfolio emphasizes large-cap U.S. growth equities, with significant allocations to established companies such as Apple, Microsoft, Amazon, and other innovation-driven names. The return of the Fund placed it near the middle of its category for the year, reflecting the challenges of outperforming broad tech benchmarks in a period where mega-cap growth stocks dominated market returns. Despite that, the fund’s commitment to long-term capital appreciation remained evident, and its concentrated portfolio strategy contributed to steady gains. Overall, 2025 was a robust year for U.S. equity markets, with major indexes delivering double-digit returns. The Fund participated in the broader market’s upside, posting a respectable annual return that reflected its growth-oriented investment approach, even as it slightly lagged the strongest market segments.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2025

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Growth Fund	15.45%	13.27%	14.21%
Lipper Large Cap Growth Index	16.26%	12.66%	16.06%
S&P 500	17.88%	14.42%	14.81%

Net Assets	$ 18,900,000	$ 18,900,000
Holdings Count | Holdings	25	25
Advisory Fees Paid, Amount	$ 130,812
Investment Company, Portfolio Turnover	9.44%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$18.9 MILLION	25	9.44%	$130,812

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% of net assets)

1.	Apple, Inc.	11.62%
2.	AppLovin Corp.	7.05%
3.	Eli Lilly & Co.	6.44%
4.	Vertiv Holdings Co	5.64%
5.	United Rentals, Inc.	5.61%
6.	Amazon.com, Inc.	5.47%
7.	Microsoft Corp.	5.21%
8.	Alphabet, Inc. Class C	4.87%
9.	Alphabet, Inc. Class A	4.87%
10.	Apollo Global Management, Inc. Class A	3.78%
	Total % of Net Assets	60.56%

Material Fund Change [Text Block]	MATERIAL FUND CHANGES No material changes occurred during the period ended December 31, 2025.
Updated Prospectus Phone Number	1-800-787-3334.
Updated Prospectus Email Address	www.manorfunds.com
Bond Fund
Shareholder Report [Line Items]
Fund Name	MANOR BOND FUND
Class Name	Manor Bond Fund
Trading Symbol	MNRBX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Bond Fund - MNRBX (the “Fund”) for the period January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.
Additional Information Phone Number	1-800-787-3334.
Additional Information Email	www.manorfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Bond Fund	$98	0.95%

*Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

In 2025, the U.S. Treasury bond market experienced heightened volatility and shifting investor sentiment as macroeconomic and policy developments unfolded. Treasury yields, which move inversely to bond prices, climbed at various points during the year amid concerns over inflation, fiscal policy, and geopolitical tensions. For instance, yields on longer-dated Treasuries, including 10- and 30-year maturities, briefly climbed above 5% at times, levels not widely seen since the early 2000s, reflecting rising borrowing costs and periodic sell-offs in sovereign debt. This dynamic partly stemmed from worries about U.S. fiscal health following a downgrade of the federal government’s credit rating and debates over large deficits. Higher yields increased the cost of government borrowing and spilled over into broader markets, at times pressuring equities. Meanwhile, early in the year, recession worries and soft macro data also influenced bond markets, prompting forecasts that yields might remain range-bound in the 4–5% territory. Despite bouts of volatility and periodic sell-offs that challenged Treasuries’ traditional “safe haven” status, demand remained solid in parts of the market, with foreign investors, especially in Europe, continuing to accumulate U.S. government debt later in the year. Overall, 2025 for Treasuries was marked by higher yields, periodic price declines, and shifting investor views on risk and safety.

Against this backdrop, the Fund, an actively managed short-government bond mutual fund focused on U.S. Treasury and agency securities, delivered positive returns in 2025. According to recent data, the Fund posted a 1-year total return of approximately 6.1%, including dividends, reflecting modest gains in a challenging fixed-income landscape. The relatively conservative portfolio of the Fund, with an emphasis on government-backed securities and shorter-to-intermediate maturities, helped limit downside risk amid rising yields. The dividend yield of the Fund near 1.9% also contributed to total returns, providing income to investors. In summary, the 2025 U.S. Treasury market was characterized by rising yields, periodic sell-offs, and active foreign buying, reflecting broader economic and policy uncertainties. The Fund navigated this environment with a conservative, income-focused strategy, producing steady positive returns and underscoring the value of short-to-intermediate government bonds during periods of yield volatility.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2025

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Bond Fund	6.08%	-0.08%	0.88%
Lipper US Government Index	7.11%	-0.24%	1.53%
Bloomberg Barclays Intermediate Treasury Index	6.51%	0.61%	1.75%

Net Assets	$ 2,600,000	$ 2,600,000
Holdings Count | Holdings	7	7
Advisory Fees Paid, Amount	$ 13,271
Investment Company, Portfolio Turnover	3.96%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2.6 MILLION	7	3.96%	$13,271

Holdings [Text Block]
Largest Holdings [Text Block]

top SEVEN holdings (% OF NET ASSETS)

1.	US Treasury Note, 4.25%, Due 11/15/2034	29.22%
2.	US Treasury Note, 4.125%, due 11/15/2032	25.33%
3.	Goldman Sachs Financial Square Treasury Instruments Fund	16.20%
4.	US Treasury Note, 0.50%, Due 02/28/2026	15.31%
5.	US Treasury Note, 1.75%, Due 11/15/2029	11.69%
6.	US Treasury Note, Series C, 0.625% Due 05/15/2030	11.66%
7.	US Treasury Note, 1.50%, Due 08/15/2026	5.70%
	Total % of Net Assets	115.11%

Material Fund Change [Text Block]	MATERIAL FUND CHANGES No material changes occurred during the period ended December 31, 2025.
Updated Prospectus Phone Number	1-800-787-3334.
Updated Prospectus Email Address	www.manorfunds.com